EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)		3 Months Ended				12 Months Ended
	Mar. 02, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Series B Preferred stock issued for cash, shares		300,000				52,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							7,456,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.0518
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years	6 years 6 months			10 years		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		7,456,500				7,456,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 0.0518				$ 0.0518	$ 0.0518
[custom:ClosingMarketPrice]						$ 0.0213
Aggregate intrinsic value of vested share options		$ 0				$ 0	$ 0
Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Series B Preferred stock issued for cash, shares			49,651,812
Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Series B Preferred stock issued for cash, shares				1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				7,456,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.0518
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price				$ 0.0517
Share-based payment arrangement, expense							207,000
Employees [Member] | Options Held [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-based payment arrangement, expense							155,250
Employees [Member] | Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-based payment arrangement, expense							$ 51,750